DESCRIPTION OF BUSINESS (Details)	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
LMA
Business Acquisition [Line Items]
Exchange ratio	0.8	0.8